Stock-Based Compensation	9 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

10. Stock-Based Compensation

In November 2008, we adopted the EosHealth, Inc. 2008 Stock Incentive Plan (the “2008 Plan”), and in April 2014 we adopted the Livongo Health, Inc. 2014 Stock Incentive Plan (the “2014 Plan”) (collectively, the “Plans”) to grant equity-based incentives to certain officers, directors, consultants and employees. The 2014 Plan is intended as the successor to the 2008 Plan. Following April 22, 2014 (the “Effective Date”), no additional stock awards were granted under the 2008 Plan. From and after the Effective Date, all outstanding stock awards granted under the 2008 Plan remain subject to the terms of the 2008 Plan; however, if any shares underlying outstanding stock awards granted under the 2008 Plan expire or are terminated for any reasons prior to exercise, settlement or forfeiture because of the failure to meet a contingency or condition required to vest, such shares become available for issuance pursuant to awards granted under the 2014 Plan. All awards granted on or after the adoption of the 2014 Plan are subject to the terms of the 2014 Plan.

In July 2019, our board of directors adopted, and our stockholders approved, our 2019 Employee Incentive Plan (the “2019 Plan”). Our 2019 Plan became effective as of the business day immediately prior to the effective date of our IPO. Our 2019 Plan provides for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, to our employees and any parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units, and performance shares to our employees, directors, and consultants and our parent and subsidiary corporations’ employees and consultants. A total of 8,004,000 shares of our common stock have been reserved for issuance pursuant to our 2019 Plan. In addition, the shares reserved for issuance under our 2019 Plan include (i) shares that were reserved but unissued under our 2014 Stock Incentive Plan, or our 2014 Plan, as of immediately prior to its termination, plus (ii) shares subject to awards under our 2014 Plan, and our 2008 Stock Incentive Plan, or 2008 Plan, that, on or after the termination of the 2014 Plan, expire or terminate and shares previously issued pursuant to our 2014 Plan or 2008 Plan, as applicable, that, on or after the termination of the 2014 Plan, are forfeited or repurchased by us (provided that the maximum number of shares that may be added to our 2019 Plan from the 2014 Plan and 2008 Plan is 21,770,029 shares). The number of shares of our common stock available for issuance under our 2019 Plan will also include an annual increase on the first day of each fiscal year beginning on January 1, 2020, equal to the least of: (i) 7,120,000 shares; (ii) 4% of the outstanding shares of our common stock as of the last day of our immediately preceding fiscal year; or (iii) such other amount as our board of directors may determine as of no later than the last day of our immediately preceding fiscal year.

Stock Options

Stock options granted generally vest over four years with 25% of the option shares vesting one year from the vesting commencement date and then ratably over the following 36 months. Options generally expire 10 years from the date of grant.

Stock option activity under the Plans is as follows:

		Options Outstanding
	Shares Available for Grant	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except per share data)
Balance as of January 1, 2017	208	12,209	$0.79	8.3	$9,623
Shares authorized	8,661	—	—
Granted	(5,996)	5,996	$1.88
Exercised	—	(1,372)	$0.78
Forfeited	1,205	(1,205)	$0.87
Restricted stock awards granted	(1,064)	—	—

Balance as of December 31, 2017	3,014	15,628	$1.20	8.2	$10,559
Shares authorized	3,196	—	—
Granted	(5,016)	5,016	$3.62
Exercised	—	(1,454)	$1.19
Forfeited	1,619	(1,619)	$2.25
Performance RSUs granted	(1,830)	—	—
Restricted stock awards forfeited	754	—	—
Performance RSUs forfeited	4	—	—

Balance as of December 31, 2018	1,741	17,571	$1.80	7.7	$89,990
Shares authorized (unaudited)	10,504	—	—
Exercised (unaudited)	—	(1,957)	$9.42
Forfeited/cancelled (unaudited)	611	(611)	$3.29
Restricted stock units and Performance RSUs granted (unaudited)	(3,807)	—	—
Restricted stock awards granted (unaudited)	(982)	—	—
Performance stock units granted (unaudited)	(100)	—	—
Performance RSUs forfeited (unaudited)	28	—	—
Performance stock units forfeited (unaudited)	12	—	—

Balance as of September 30, 2019 (unaudited)	8,007	15,003	$1.84	7.0	$234,025

Options vested and exercisable as of December 31, 2017		6,220	$0.69	7.1	$7,388

Options vested and exercisable as of December 31, 2018		8,999	$0.97	6.7	$53,566

Options vested and exercisable as of September 30, 2019 (unaudited)		9,834	$1.37	6.4	$158,029

During the years ended December 31, 2017 and 2018 and the nine months ended September 30, 2018 and 2019 (unaudited), the aggregate intrinsic value of stock option awards exercised was $1.5 million, $5.5 million, $1.6 million, and $33.2 million, respectively. Aggregate intrinsic value represents the difference between the exercise price and the fair value of the underlying common stock on the date of exercise.

The weighted-average grant date fair value of stock options granted to employees during the years ended December 31, 2017 and 2018 was $0.75 and $1.52 per share, respectively. No options were granted during the nine months ended September 30, 2019 (unaudited). As of December 31, 2018, total unrecognized compensation expense related to unvested stock options and Performance RSUs granted to employees was $18.2 million, which was expected to be recognized over a weighted-average period of 3.4 years. As of September 30, 2019 (unaudited), total unrecognized compensation expense related to unvested stock options, Performance RSUs, and restricted stock units granted to employees was $40.0 million, which was expected to be recognized over a weighted-average period of 3.2 years.

Determination of Fair Value

The fair value of each option award granted to employees is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of our common stock, risk-free interest rates, and the dividend yield of our common stock. The assumptions used to determine the fair value of the option awards represent our best estimates. These estimates involve inherent uncertainties and the application of our judgment. The related stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, which is generally four years.

The Black-Scholes assumptions used in evaluating our awards to employees are as follows:

	Year Ended December 31,
	2017	2018
Expected term (years)	6.3	6.0–6.8
Expected volatility	37.1%	36.6%–38.7%
Risk-free interest rate	2.0%–2.3%	2.8%–2.9%
Dividend yield	—%	—%

Options and Restricted Stock Units with Service- and Market-Based Vesting Conditions

In January 2018 and June 2018, we granted a total of 1,402,820 options with a combination of service- and market-based vesting conditions to an executive, of which stock options covering 196,460 shares were subsequently cancelled in March 2019. In January 2019, we granted restricted stock units covering 161,250 shares with a combination of service- and market-based vesting conditions to another executive. For these options and restricted stock units, the market-based condition is satisfied upon reaching certain equity valuation milestones based on a third-party valuation or total market capitalization following an IPO. 25% of these option grants and restricted stock units are scheduled to vest on the later of (i) the first annual anniversary from the grant date or (ii) the satisfaction of the market-based vesting condition, while the remaining options and restricted stock units will vest in equal monthly installments over the next 36 months subject to satisfaction of the market-based vesting condition. The probabilities of the actual number of options and restricted stock units expected to vest are reflected in the grant date fair values, and the compensation expense for these awards will be recognized assuming the requisite service period is rendered and will not be adjusted based on the actual number of options or restricted stock units that ultimately vest. We recognize the stock-based compensation expense over the longer period between the requisite service period and the derived service period, which is the expected period to reach the specified condition for each grant.

The estimated fair value of these options and restricted stock units were determined on the date of grant using the Monte Carlo simulation model, which utilizes multiple input variables to simulate a range of our possible future equity values and estimates the probabilities of the potential payouts. The determination of the estimated grant date fair value of these options and restricted stock units is affected by our equity valuation and a number of assumptions including our future estimated enterprise value, our risk-free interest rate, expected volatility and dividend yield. The following assumptions were used to calculate the fair value of these options and restricted stock units in the Monte Carlo simulation model at the grant dates:

	Year Ended December 31, 2018	Nine Months Ended September 30,
		2018	2019
		(unaudited)
Expected term (years)	9.6–10.0	10.0	10.0
Expected volatility	60.0%–64.0%	64.0%	59.0%
Risk-free interest rate	2.6%–2.9%	2.6%	2.8%
Dividend yield	—%	—%	—%

The exercise price of the January 2018 market-based options was modified in June 2018. We used the Monte Carlo simulation model to determine the fair value of the modified option grants immediately before the modification and immediately after the modification, and noticed no increase in the fair value of the modified option grants. The remaining grant date fair value of the modified options is being recognized over the longer of the remaining explicit service period or the remaining new derived service period determined from the modification analysis.

The aggregate grant date fair values of these market-based options granted during the year ended December 31, 2018 and market-based restricted stock units granted during the nine months ended September 30, 2019 (unaudited) were $2.4 million and $0.8 million, respectively. During the year ended December 31, 2018 and the nine months ended September 30, 2018 and 2019 (unaudited), we recognized $0.5 million, $0.3 million, and $0.6 million of stock-based compensation expense, respectively, related to these grants in our consolidated statements of operations. Additionally, stock-based compensation expense of $0.2 million related to the cancelled market-based options was recorded in our consolidated statements of operations for the nine months ended September 30, 2019 (unaudited).

The unrecognized stock-based compensation expense for market-based awards as of September 30, 2019 (unaudited) was $1.9 million, which is expected to be recognized over a weighted-average period of 2.9 years.

Restricted Stock Awards

	Year Ended December 31,				Nine Months Ended September 30, 2019
	2017		2018
					(unaudited)
	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
	(in thousands, except per share data)
Unvested balance, beginning of period	110	$0.91	1,127	$1.80	—	$—
Issued	1,064	1.88	—	—	982	9.76
Vested	(47)	0.83	(373)	1.73	(246)	9.76
Cancelled	—	—	(754)	1.88	—	—

Unvested balance, end of period	1,127	1.83	—	—	736	9.76

In August 2017, we issued restricted stock awards to two executives. The grant date fair value of these restricted stock awards was 2.0 million. During the year ended December 31, 2018, 753,546 shares of the restricted stock awards were subsequently cancelled. In January 2019, we issued 982,301 shares of restricted stock awards to an executive with a grant date fair value of $9.6 million.

During the years ended December 31, 2017 and 2018 and the nine months ended September 30, 2018 and 2019 (unaudited), we recorded stock-based compensation expense of $0.2 million, $0.6 million, $0.5 million, and $3.6 million, respectively. As of September 30, 2019 (unaudited), the unrecognized stock-based compensation expense related to these restricted stock awards was $6.0 million, which is expected to be recognized over a weighted-average period of 2.9 years.

Restricted Stock Units

Prior to our IPO, we granted restricted stock units that contain both service- and performance-based vesting conditions to our executives, employees and consultants (“Performance RSUs”). The service-based vesting condition is generally satisfied (i) over four years with 25% vesting on the one-year anniversary of the award and the remainder vesting monthly over the next 36 months, or (ii) over four years with 1/48 vesting on the one-month anniversary of the award, and remainder vesting monthly over the next 47 months, subject to the grantee’s continued service with us through the vesting dates. The performance-based vesting condition is satisfied upon the earlier of (i) a change in control where the consideration paid to our equity security holders is cash, publicly traded stock, or a combination of both, or (ii) six months and one day following our IPO. The satisfaction of the performance-based vesting condition became probable upon the completion of our IPO in July 2019, at which point we recorded cumulative stock-based compensation expense of $11.9 million using the accelerated attribution method (unaudited).

Subsequent to our IPO in July 2019, we grant restricted stock units to our executives, employees and consultants that only contain service-based vesting conditions (RSUs). The service-based vesting condition is generally satisfied over four years on a quarterly basis, with each 1/16 vesting on prefixed quarterly vesting anchor dates, subject to the grantee’s continued service with us through the vesting dates (unaudited).

Restricted stock units, performance RSUs and PSUs activity is as follows:

	Restricted Stock Units, Performance RSUs and PSUs	Weighted- Average Grant Date Fair Value
	(in thousands, except per share data)
Balance as of December 31, 2017	—	$—
Granted	1,830	6.40
Forfeited	(3)	3.92

Balance as of December 31, 2018	1,827	6.42
Granted (unaudited)	3,907	11.71
Vested (unaudited)	(547)	14.26
Forfeited (unaudited)	(40)	10.50

Balance as of September 30, 2019 (unaudited)	5,147	10.17

For the year ended December 31, 2018, there was no stock-based compensation expense related to the Performance RSUs because the performance vesting condition was not deemed probable of occurring. During the nine months ended September 30, 2019 (unaudited), $13.0 million stock-based compensation expense related to performance RSUs and RSUs was recognized in our consolidated statement of operations.

In January 2019, we granted 982,301 restricted stock units to an executive that contain only service-based vesting conditions over a four year period and recognized stock-based compensation expense of $1.3 million during the nine months ended September 30, 2019 (unaudited). In addition, we granted 491,151 restricted stock units that immediately vested on the grant date and recognized $3.8 million of stock-based compensation expense in our consolidated statements of operations for the nine months ended September 30, 2019 (unaudited).

During the nine months ended September 30, 2019 (unaudited), we issued restricted stock units covering 225,000 shares with only service-based vesting conditions to the board of directors, which will be satisfied in quarterly installments through May 25, 2021. We also issued other performance-based restricted stock units covering 100,000 shares which consist of both service- and performance-based vesting conditions including both the achievement of certain sales milestones and our IPO. The service-based vesting condition will be satisfied over four years from the date the sales milestones are met. The performance-based vesting condition is satisfied upon both the achievement of certain sales milestones and our IPO. Stock-based compensation expense related to these restricted stock units that are expected to vest was $0.2 million during the nine months ended September 30, 2019 (unaudited).

2019 Employee Stock Purchase Plan

In July 2019, our board of directors adopted, and our stockholders approved, our ESPP. Our ESPP became effective as of the business day immediately prior to the effective date of our IPO. A total of 890,000 shares of our common stock are available for sale under our ESPP. In addition, the number of shares available for sale under our ESPP will include an annual increase on the first day of each fiscal year beginning on January 1, 2020, equal to the least of: (i) 2,670,000 shares, (ii) 1% of the outstanding shares of our common stock as of the last day of the immediately preceding fiscal year; or (iii) such other amount as our board of directors may determine as of no later than the last day of our immediately preceding fiscal year. Each offering period will be approximately six months in duration commencing on the first trading day on or after May 15 and November 15 of each year and terminating on the first trading day on or after November 15 and May 15 approximately six months later, provided however that the first offering period commenced on the first trading day after our IPO date and will end on May 15, 2020.

All regular employees, including executive officers, employed by us or by any of our designated affiliates, except for those holding 5% or more of the total combined voting power or value of our common stock, may participate in the ESPP and may contribute, normally through payroll deductions, up to 15% of their earnings (as defined in the ESPP) for the purchase of our common stock under the ESPP. Unless otherwise determined by our board of directors, the purchase price of the shares will be 85% of the lower of the fair market value of our common stock on the first trading day of each offering period or on the purchase date, subject to a limit of the lesser of (i) 500 shares of our common stock, or (ii) $12,500 divided by the fair market value of our common stock as of the first day of the offering period, with any resulting fractional share rounded down to the nearest whole share.

As of September 30, 2019 (unaudited), no shares of common stock have been purchased under our ESPP.

During the nine months ended September 30, 2019 (unaudited), we recognized $0.3 million stock-based compensation expense related to our ESPP in our consolidated statement of operations. As of September 2019 (unaudited), the unrecognized stock-based compensation expense related to our ESPP is $1.1 million, which is expected to be recognized over a weighted average period of 0.6 years.

We estimated the fair value of ESPP purchase rights for our first offering period using a Black-Scholes option-pricing model with the following assumptions:

Nine Months Ended September 30, 2019
(unaudited)
Expected term (years)	0.77
Expected volatility	50.6%
Risk-free interest rate	1.9%
Dividend yield	—%

Secondary Transactions

In December 2017, certain of our employees and stockholders sold 605,345 shares of our common stock at a price of $1.88 per share to investors, which was the fair value of our common stock at the time of the transaction. We did not sell any shares or receive any proceeds from the transaction.

In December 2018, certain of our employees and stockholders sold 2,138,302 shares of our common stock and 57,945 shares of our redeemable convertible preferred stock at a price of $7.4672 per share to investors. The purchase price per share in the secondary transaction was in excess of the fair value of our outstanding common stock at the time of the transaction and accordingly, upon the completion of the transaction, we recorded $2.3 million in stock-based compensation expense related to the excess of the sales price per share of common stock over the fair value of the our common stock at the time of the transaction. We did not sell any shares or receive any proceeds from the transaction.

Award Modifications

During the year ended December 31, 2018, our board of directors approved three modifications to outstanding restricted stock awards granted under the 2014 Plan, one to a nonemployee and two to participants providing services to us as of that date. One modification was to a nonemployee to immediately vest 23,363 shares of restricted stock awards in September 2018, resulting in additional stock-based compensation expense of $0.1 million that was recognized in the consolidated statements of operations during the year ended December 31, 2018. The other two modifications were related to the cancellation of 753,546 shares of restricted stock awards and replacement with 376,772 shares of our Performance RSUs. Prior to the performance-based vesting condition for these Performance RSUs are satisfied, we continue to recognize stock-based compensation expense based on the remaining amount stock-based compensation expense measured for the original restricted stock awards. In conjunction with our IPO in July 2019, the performance-based vesting condition for these Performance RSUs was satisfied, and we recognized the incremental stock-based compensation expense of $2.0 million related to the Performance RSUs in our consolidated statement of operations for the nine months ended September 30, 2019 (unaudited). As of September 30, 2019 (unaudited), unrecognized expense of these Performance RSUs is $0.9 million, which is expected to be recognized over the remaining weighted average period of 1.9 years.

In June 2019, we amended an executive’s restricted stock award agreement, originally executed in March 2019 covering 982,301 shares of our common stock. The amendment (i) revised the forfeiture provision such that in the event that the executive ceases providing services to us as a result of his termination with cause prior to February 2020, then any vested shares as of such date will be forfeited immediately and (ii) removed our and certain preferred investors’ repurchase option for any vested restricted stock awards. As a result of this modification, we recognized $2.2 million of stock-based compensation expense for the nine months ended September 30, 2019 (unaudited).

Stock-Based Compensation Expense

Stock-based compensation expense in the consolidated statements of operations is summarized as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018	2018	2019
			(unaudited)
	(in thousands)
Cost of revenue	$—	$18	$10	$106
Research and development expenses	541	2,188	971	6,312
Sales and marketing expenses	413	916	689	5,616
General and administrative expenses	1,164	3,210	1,302	13,693

Total stock-based compensation expense	$2,118	$6,332	$2,972	$25,727

We capitalized less than $0.1 million and $0.2 million of stock-based compensation costs related to capitalized internal-use software during the years ended December 31, 2017 and 2018, respectively, and less than $0.1 million and $0.2 million for the nine months ended September 30, 2018 and 2019 (unaudited), respectively.